UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09156

PROACTIVE Asset Allocation Funds

(Exact name of registrant as specified in charter)

3401 Technology Dr., Suite 200

Saint Louis, MO 63367-2599

 (Address of principal executive offices)(Zip code)

Jeffrey J. Unterreiner, Chairman and President

3401 Technology Dr., Suite 200

Saint Louis, MO 63367-2599

(Name and address of agent for service)

Registrant's telephone number, including area code: 636-561-0100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

OPTI-flex® DYNAMIC Fund

Schedule of Investments
June 30, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

REGISTERED INVESTMENT COMPANIES - 98.78%
5,502	Burnham Financial Services Class A	$ 119,125
10,349	CGM Focus Fund *	348,969
4,864	CGM Realty Fund	156,807
15,024	Dreyfus Premier Emerging Markets Class A	304,376
4,778	FBR Small Cap Financial Class A	161,493
9,034	FBR Small Cap Value Class A	389,344
6	Franklin Balance Sheet Investment Class A	381
3,737	Franklin Micro-Cap Fund	136,836
13,126	Franklin Mutual Recovery	166,181
7,339	Hodges Fund	153,962
8,701	Hotchkis & Wiley Large Cap Value Class A	203,519
4,963	Hotchkis & Wiley Small Cap Value Class A	261,771
8,519	Matthews Asian Growth Income	139,710
6,187	N/I Numeric Investors Small Cap Value	122,127
9,737	Oppenheimer Developing Markets Class A	283,431
12,392	Pioneer Cullen Value Fund	200,619
31,528	Pioneer High Yield Class A	354,057
7,733	Rydex Mid Cap Value Fund	222,242
8,242	Rydex Nova	217,429
4,827	Scudder Dreman High Return Equity Fund	209,794
3,777	Scudder Dreman Small Cap Value	125,842
19,216	Templeton Developing Markets Fund	375,677
20,061	Templeton Global Long-Short Class A *	227,893

Total Registered Investment Companies (Cost $3,964,961)		$ 4,881,585	98.78%

Short-Term Investments
14,438	Fidelity Money Market Fund - Rate 3.10% **	14,438	0.29%
	(Cost $14,438)

	Total Investments	4,896,023	99.07%
	(Cost $3,977,908)

	Other Assets less Liabilities	45,891	0.93%

	Net Assets	$ 4,941,914	100.00%

*Represents Non-Income Producing Security
**Variable Rate Security; The coupon rate shown represents the rate at June 30, 2005.

The accompanying notes are an integral part of these financial statements.

OPTI-flex® DYNAMIC Fund

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 4,896,023
(Cost $3,977,908)
Cash	55,424
Interest Receivable	63
Total Assets	$ 4,951,510
Liabilities
Advisor Fee Payable	2,999
Distribution and Servicing Fees Payable	2,999
Universal Service Fee Payable	999
Service Fee Payable	2,599
Total Liabilities	$ 9,596
Net Assets	$ 4,941,914

Net Assets Consist of:
Paid In Capital	12,058,900
Accumulated Undistributed Net Investment Income (Loss)	(34,087)
Accumulated Realized Gain (Loss) on Investments - Net	(7,999,523)
Unrealized Appreciation in Value of Investments	916,624
Net Assets, for 708,079 Shares Outstanding	$ 4,941,914
($.10 par value, unlimited shares authorized)
Net Asset Value and Offering Price
Per Share ($4,941,914/708,079 shares)	$ 6.98

Redemption Price ($6.98 x .99%)*	$ 6.91

* A deferred sales charge applies only if redemption occurs less than one year from date of purchase.

The accompanying notes are an integral part of these financial statements.

OPTI-flex® DYNAMIC Fund

Statement of Operations
For the six months ended June 30, 2005 (Unaudited)

Investment Income:
Dividends	$ 19,185
Interest	425
Total Investment Income	19,610

Expenses: (Note 3)
Investment Advisor Fees	16,780
Distribution and Servicing Fees	16,780
Service Fee Expense	5,594
Universal Service Fee Expense	14,543
Total Expenses	53,697

Net Investment Income (Loss)	(34,087)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gains (Losses) on Investments	220,334
Net Change in Unrealized Appreciation (Depreciation) on Investments	(113,542)
Net Realized and Unrealized Gain (Loss) on Investments	106,792

Net Increase (Decrease) in Net Assets from Operations	$ 72,705

The accompanying notes are an integral part of these financial statements.

OPTI-flex® DYNAMIC Fund

Statements of Changes in Net Assets
	(Unaudited)
	Six Months Ended	Year ended
	6/30/2005	12/31/2004

From Operations:
Net Investment Income (Loss)	$ (34,087)	$ (38,252)
Net Realized Gain (Loss) on Investments and Distributions of
Realized Gains by other Investment Companies	220,334	279,041
Net Change in Unrealized Appreciation (Depreciation)	(113,542)	371,605
Increase (Decrease) in Net Assets from Operations	72,705	612,394
From Distributions to Shareholders:
Net Investment Income	-	-
Net Realized Gains	-	-
Change in Net Assets from Distributions	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	1,231,416	1,204,561
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(824,236)	(718,247)
Net Increase (Decrease) from Shareholder Activity	407,180	486,314

Net Increase (Decrease) in Net Assets	479,885	1,098,708

Net Assets at Beginning of Period	4,462,029	3,363,321
Net Assets at End of Period (including accumulated undistributed	$ 4,941,914	$ 4,462,029
net investment income of -0- and -0-, respectively)

Share Transactions:
Issued	179,922	196,334
Reinvested	-	-
Redeemed	(123,620)	(116,877)
Net increase (decrease) in shares	$ 56,302	$ 79,457

Shares outstanding beginning of period	651,777	572,320
Shares outstanding end of period	708,079	651,777

The accompanying notes are an integral part of these financial statements.

OPTI-flex® DYNAMIC Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2005		1/1/2004		1/1/2003		1/1/2002	1/1/2001		1/1/2000
	to		to		to		to	to		to
	6/30/2005		12/31/2004		12/31/2003		12/31/2002	12/31/2001		12/31/2000

Net Asset Value - Beginning of Period	$ 6.85		$ 5.88		$ 4.56		$ 6.19	$ 8.95		$ 15.80

Net Investment Income/(Loss) (1)	(0.05)	*	(0.06)	*	(0.04)	*	0.49	0.07	*	(0.18)
Net Gains or Losses from Investments	0.18		1.03		1.36		(1.21)	(2.61)		(4.46)
(realized and unrealized)	0.13		0.97		1.32		(0.72)	(2.54)		(4.64)
Total from Investment Operations

Distributions (From Net Investment Income)	0.00		0.00		0.00		(0.91)	0.00		(0.62)
Distributions (From Capital Gains)	0.00		0.00		0.00		0.00	(0.22)		(1.59)
Total Distributions	0.00		0.00		0.00		(0.91)	(0.22)		(2.21)

Net Asset Value - End of Period	$ 6.98		$ 6.85		$ 5.88		$ 4.56	$ 6.19		$ 8.95

Total Return (3)	1.90%		16.50%		28.95%		-11.59%	-28.36%		-29.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 4,942		$ 4,462		$ 3,363		$ 2,018	$ 8,961		$ 14,382
Ratio of Expenses to Average Net Assets (2)	2.36%	**	2.27%		2.29%		2.19%	1.23%		2.32%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	-1.50%	**	-1.03%		-0.81%		-1.31%	0.97%		-1.36%
Ratio of expenses to Average Net Assets, before
reimbursement and voluntary fee reductions (2)	2.36%	**	2.40%		2.40%		4.09%	3.06%		2.52%
Portfolio Turnover Rate	79.99%	**	33.46%		146.05%		2077.74%	957.96%		1915.88%

(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) These ratios exclude the expenses of the underlying registered investment companies in which the Fund invests.
(3) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.
* Per share amounts were calculated using the average share method.
** Annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (Unaudited)

1. ORGANIZATION and SIGNIFICANT ACCOUNTING POLICIES

The PROACTIVE Asset Allocation Funds Trust (the "Trust") was organized in 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.  The OPTI-flex® DYNAMIC Fund (the "Fund"), a series of the Trust, commenced operations on October 1, 1996.  The Fund is authorized to issue an indefinite number of shares of $0.10 par value stock.  The Fund's objective is to seek an above average total return over the long-term consistent with exhibiting less investment risk than a portfolio consisting solely of common stocks. Certain redemptions made within a year of purchase may have a contingent deferred sales charge applied to it in accordance with the Fund's prospectus.

Use of estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of investments. Securities owned by the Fund and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last sale on such exchange each day that the exchange is open for business.  If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker.  The assets of the Fund consist primarily of underlying funds, which are valued at their respective published net asset values at the end of the day.  Futures contracts are valued on the basis of the cost of closing out the liability; i.e., at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit, commercial paper, etc.) in the Fund are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  Fixed income securities are priced at the current quoted bid price.  However, U.S. Government Securities and other fixed income securities may be valued on the basis of prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities.  The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.  Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith at its own expense under the direction of the Trustees.

Repurchase agreements.  The Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term.  At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.  As of June 30, 2005, the Fund was not invested in any repurchase agreements.

Federal income taxes.  It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to shareholders.  Dividends to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income annually.  The Fund distributes net capital gains, if any, on an annual basis.  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP.  These differences are primarily due to deferrals of certain losses and expiring capital loss carryforwards.  These "book/tax" differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Other.   The Fund records purchases and sales of investments on the trade date.    The Fund calculates realized gains and losses from sales of investments on the specific identification basis. Dividend income is recognized on the ex-dividend date and interest income is recognized as earned.

2. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, the cost of purchases and proceeds from sales, excluding short-term investments were $2,161,128 and $1,824,446, respectively.  There were no purchases or sales of U.S. Government and agency obligations.

The U.S. Federal income tax basis of the Fund's investments at June 30, 2005, was $3,977,908 and net unrealized appreciation for U.S. Federal income tax purposes was $918,115 (gross unrealized appreciation $933,098; gross unrealized depreciation $14,983).

3.  AGREEMENTS and OTHER TRANSACTIONS WITH AFFILIATES

PROACTIVE Financial Services, Inc. (the Manager) is the investment adviser and manager for, and has an Investment Advisory Contract with, the Fund.

Pursuant to the Investment Advisory Contract with the Fund, the Manager, subject to the supervision of the Fund's Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, and disposition of securities.  In connection therewith, the Manager is obligated to keep certain books and records of the Fund. The Manager also administers the Fund's corporate affairs, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund's transfer and disbursing agent.  The Manager earns an annual fee, payable in monthly installments, from the Fund at the rate of 0.75% of the Fund's first $500,000,000 in average net assets and 0.65% of the Fund's average net assets in excess of $500,000,000.  For the six months ended June 30, 2005, the Fund paid advisory fees totaling $16,780 to the Manager.  The Fund owed the Manager $2,999 at June 30, 2005 for advisory services.

As of January 1, 2004, the Fund entered into an agreement with the Manager to pay the Manager a “Universal Services Fee” in return for payment of all administrative bills.  Administrative bills shall include, but not be limited to: audit, transfer agency, legal, printing, postage, custody, insurance, and registration.  Under this agreement, the only bills that will remain the responsibility of the Fund will be the Management Fee (currently 0.75%), and distribution fees (currently 0.75% 12b-1 fee and 0.25% shareholder service fee).  The “Universal Services Fee” is equal to 0.65% of the Fund’s first $20 million in average net assets, 0.50% of average net assets between $20 million and $100 million, and 0.25% of average net assets over $100 million.  The Manager earned fees of $14,543 under this agreement for the six months ended June 30, 2005, with $999 remaining payable to the Manager at June 30, 2005.

Pursuant to Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution Plan (the "Plan") with PROACTIVE Financial Services, Inc. (the "Distributor").  Under the provisions of the Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.75% of average daily net assets of the Fund, to aid in the distribution of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor.  Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets of the Fund, to reimburse securities dealers for personal services or maintenance of shareholder accounts.  For the six months ended June 30, 2005, the Fund incurred $16,780 of distribution and servicing expenses.  Distribution expenses were reduced by $2,999 due to reimbursements of 12b-1 fees earned from mutual fund holdings.

Certain officers and trustees of the Fund are also officers or directors of the Manager and the Distributor and currently own 4.86% of the capital stock outstanding.

Jeffrey J. Unterreiner, PROACTIVE Money Management, Inc. ("PMM"), and PROACTIVE Financial Services, Inc. ("PFS"), have entered into an agreement whereby it is proposed that PFS be sold to Illington Fund Management LLC ("Illington"). Illington is an SEC Registered Investment Adviser, and under the agreement it is proposed (subject to Fund shareholder approval) that Illington would become Investment Adviser to the Fund, with PMM serving as Subadviser. Mr. Unterreiner would continue to serve as Portfolio Manager to the Fund. Mr. Unterreiner is currently the sole owner of PFS, and PMM is owned by Mr. Unterreiner and other members of his family. The new investment advisory arrangement is to be described and proposed soon to Fund shareholders in a proxy statement, together with a recommendation of the Fund's Trustees that the shareholders elect a new Board of Trustees.

4. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	($8,171,573)	$981,882	($7,189,691)

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales.

5. FEDERAL TAX INFORMATION

For federal income tax purposes, the Fund had a capital loss carryforward of $8,171,573 [of which $4,833,480 and $3,338,093 expire in 2009 and 2010, respectively] as of December 31, 2004, which is available to offset future capital gains, if any.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

END OF NOTES TO FINANCIAL STATEMENTS

Expense Example (Unaudited)

As a shareholder of the OPTI-flex® DYNAMIC Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

OPTI-flex® DYNAMIC Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2005	June 30, 2005	January 1, 2005 to June 30, 2005

Actual	$1,000.00	$1,018.98	$11.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.09	$11.78

* Expenses are equal to the Fund's annualized expense ratio of 2.36%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION REGARDING TRUSTEES AND OFFICERS  (Unaudited)

The Board of Trustees oversees the management of the Trust and the Fund and elects its officers.  The officers are responsible for the Fund's day-to-day operations.  The Trustees' and officers' names, addresses, years of birth, positions held with Trust, and length of service as a PROACTIVE Asset Allocation Funds Trustee are listed below.  Also included is each Board member's principal occupation during, at least, the past five years.  Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Trust are indicated by an asterisk (*).

Name, Address[1] Year of Birth	Position and Length of Service[2]	Principal Occupation During Past Five Years
Jeffrey J. Unterreiner* Year of Birth: 1969	Trustee/Chairman and President since 1996	President, PROACTIVE Financial Services, Inc. since October 1994; Representative/Portfolio Manager PROACTIVE Money Management, Inc. since July 1991
Robert Lange Year of Birth: 1944	Trustee since 2004	Managing Member, R.A. Lange & Co., L.L.C., an investment advisor Since May 1999.
Arnold D. Tennant Year of Birth: 1940	Trustee since 1998	President, Tennant Capital Management, Inc., an investment advisor, since May 1996; Representative, Clearing Services of America, a broker-dealer, from May 1996 to March 1999.

1 The address of each Trustee is 3401 Technology Dr., Suite 200, Lake Saint Louis, MO  63367.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

*Jeffrey J. Unterreiner is deemed an "interested person" of the Trust by virtue of his position as President of PROACTIVE Financial Services, Inc., the Distributor and Investment Advisor of the Trust.

ADDITIONAL INFORMATION (Unaudited)

The following chart gives a visual breakdown of the Fund by the asset allocation of the underlying mutual funds represented as a percentage of the portfolio of investments.

INVESTMENT ADVISER AND DISTRIBUTOR

PROACTIVE Financial Services, Inc.

3401 Technology Dr., Suite 200

Lake Saint Louis, MO  63367-2599

888-776-2284

636-561-0100

CUSTODIAN

U. S. Bank, N.A.

425 Walnut Street

Cincinnati, OH  43017

TRANSFER AGENT AND DIVIDEND

DISBURSING AGENT

Mutual Shareholder Services, Inc.

8869 Brecksville Road, Suite C.

Brecksville, OH  44141

LEGAL COUNSEL

Burns & Levinson, LLP

125 Summer Street

Boston, MA  02110

AUDITORS

Cohen McCurdy, Ltd.

826 Westpoint Parkway, Suite 1250

Westlake, OH  44145-1139

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 8, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROACTIVE Asset Allocation Funds

By /s/Jeffrey J. Unterreiner

     Jeffrey J. Unterreiner

     President

Date September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeffrey J. Unterreiner

     Jeffrey J. Unterreiner

     President

Date September 6, 2005

By /s/Tonjua G. Donnelly

     Tonjua G. Donnelly

     Treasurer

Date September 6, 2005